Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Feb. 29, 2016	Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity Registrant Name	CITY HOLDING CO
Entity Central Index Key	0000726854
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		14,981,420
Trading Symbol	chco
Entity Public Float			$ 720.5
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes